Related party transaction and balances - Summary Of Transactions With Related Parties (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 906,667	¥ 1,668,572	¥ 2,373,333
Payments to Fund Long-term Loans to Related Parties		22,161,208	26,471,645
Repayments of loans to related parties		28,139,563	17,828,445
Consideration Paid For Disposal Of Lianwai Kindergarten [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties			16,349,911
Yuanmeng [Member] | Rental Revenue [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	152,382	914,287	1,619,048
Lianwai Kindergarten [Member] | Rental Revenue [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 754,285	754,285	754,285
Ms. Fang Ye [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties			506,800
Ms. Fen Ye [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties			3,171,645
Proceeds from short-term borrowings from related parties			3,049,462
Ms. Fen Ye [Member] | Short-term Debt [Member]
Related Party Transaction [Line Items]
Repayments of loans to related parties			3,049,462
Mr Wu Wei [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties		661,208
Repayments of loans to related parties		661,208
Ms. Chun E Ye [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties		21,500,000	23,300,000
Repayments of loans to related parties		¥ 27,478,355	¥ 17,321,645